ROPES & GRAY LLP PRUDENTIAL TOWER

800 BOYLSTON STREET BOSTON, MA 02199-3600

WWW.ROPESGRAY.COM

April 23, 2020	Adam M. Schlichtmann
T +1 617 951 7114
VIA EDGAR	F +1 617 235 7346
adam.schlichtmann@ropesgray.com
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	Legg Mason Partners Institutional Trust (File Nos. 33-49552 and 811-6740)
Legg Mason Partners Money Market Trust (File Nos. 2-91556 and 811-4052)

Legg Mason Partners Premium Money Market Trust (File Nos. 33-28844 and 811-5812) (the "Registrants")

Ladies and Gentlemen:

We are counsel to the Registrants, each of which is filing, pursuant to Rule 497 under the Securities Act of 1933, an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement filed and dated March 25, 2020 for the Registrant.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann